Acquisitions - Additional Information (Detail) ¥ in Thousands, $ in Thousands					12 Months Ended
		Jul. 07, 2016 USD ($)	Aug. 10, 2014 CNY (¥)	May 31, 2014 CNY (¥) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥) Tranche	Dec. 31, 2014 CNY (¥)	Jul. 07, 2016 CNY (¥)	Dec. 31, 2012 CNY (¥)
Business Acquisition [Line Items]
Changes in the fair value of contingent purchase consideration payables					$ (13,439)	¥ (93,307)	¥ 43,325	¥ 22,629
Fair value of contingent consideration							16,350			¥ 47,755
Other acquisitions
Business Acquisition [Line Items]
Business acquisition, total purchase consideration								64,232
Contingent ordinary shares issuance	[1],[2],[3]							¥ 7,339
Changes in the fair value of contingent purchase consideration payables						¥ 16,350	¥ 9,455
Aipu Group
Business Acquisition [Line Items]
Business acquisition, equity interests acquired				50.00%
Business acquisition, acquisition date				May 31, 2014
Business acquisition, total purchase consideration				¥ 748,971
Business acquisition, equity interests share acquired | shares				1
Minority interest ownership percentage							50.00%
Number of tranches | Tranche							3
Business acquisition, equity interests held by non controlling interest holders maximum percentage of eligible shares to be put each year by option exercise right					11.00%	11.00%	28.00%
Aipu Group | Floor
Business Acquisition [Line Items]
Financial and operational performance targeted amount used to compute put option exercise price						¥ 700,000
Aipu Group | Ceiling
Business Acquisition [Line Items]
Financial and operational performance targeted amount used to compute put option exercise price						¥ 800,000
Dermot Entities
Business Acquisition [Line Items]
Business acquisition, equity interests acquired			100.00%
Business acquisition, acquisition date			Aug. 10, 2014
Business acquisition, total purchase consideration			¥ 953,567
Contingent ordinary shares issuance	[2],[4],[5]		355,067
Dermot Entities | Restricted Stock Units (RSUs)
Business Acquisition [Line Items]
Contingent ordinary shares issuance			¥ 237,874
Dynamic Ruby Limited
Business Acquisition [Line Items]
Business acquisition, equity interests acquired		100.00%							100.00%
Total consideration		$ 10,535							¥ 73,150
Business acquisition, acquisition date		Jul. 07, 2016

[1]	As the contingent consideration of GD Tianying in shares is predominately derived from a financial and operational performance parameter other than the fair value of the issuer's shares, it is liability-classified and is remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense. The contingent consideration related to fiscal year 2014 has been resolved and remeasured in September 2015, with its fair value of RMB4,543 reclassified to additional paid in capital. The Company subsequently issued 225,262 Shares in September 2015 for the contingent consideration related to GD Tianying's 2014 performance.
[2]	The Company determined the fair value of the contingent share consideration with the assistance of an independent third party valuation firm.
[3]	The contingent consideration in both cash and shares are determined based on the achievement by Guangdong Tianying Information Technology Co., Ltd. ("GD Tianying") of certain financial and operational targets in accordance with the sales and purchase agreement for the fiscal years 2014, 2015 and 2016 as well as compliance to the terms of the sales and purchase agreement. The above contingent consideration amounts were derived from the Company's assessment of whether GD Tianying will meet the contractually stipulated targets.
[4]	As the contingent consideration in shares is predominately derived from a financial performance parameter other than the fair value of the issuer's shares, it is liability-classified and is remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense. The contingent consideration related to fiscal year 2014 and 2015 has been resolved and remeasured in April 2015 and April 2016, with its fair value of RMB210,000 and RMB210,000 reclassified to additional paid in capital, respectively. The Company issued 1,923,556 ADS in April 2015 and 1,618,251 ADS in May 2016 in relation to this, respectively.
[5]	The contingent consideration in shares are determined based on the achievement by Dermot Entities of certain financial targets in accordance with the sales and purchase agreement for the fiscal years 2014 and 2015 as well as compliance to the terms of the sales and purchase agreement. The above contingent consideration amounts were derived from the Company's assessment of whether Dermot Entities will meet the contractually stipulated targets. The outstanding contingent consideration related to fiscal year 2015 has been recorded in the "Amount due to related parties" balance within the Company's consolidated balance sheets.